SHARE CAPITAL (Details) - $ / shares		1 Months Ended	12 Months Ended
	Dec. 07, 2023	Jun. 23, 2023	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Risk-free rate			3.25%	1.87%
Volatility rate			65.06%	63.97%
Non-Brokered Private Placement Financing [Member]
Statement [Line Items]
Exercise price	$ 0.20	$ 0.27
Time to expiration	3 years	3 years
Risk-free rate	3.59%	3.74%
Volatility rate	48.69%	48.33%